Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 15 – SUBSEQUENT EVENTS

On July 11, 2018, the Company issued 200,000 three-year warrants with an exercise price of $0.25 and 300,000 three-year warrants with an exercise price of $0.50 to Iconic in exchange for extending the maturity date of the $550k Note, the $50k Note and the $111k Note until July 31, 2019.

On July 13, 2018, the Company issued 175,000 three-year warrants with an exercise price of $0.25 and 75,000 three-year warrants with an exercise price of $0.50 to Iconic in exchange for further extending the maturity date of the $550k Note, the $50k Note and the $111k Note until December 31, 2019.

On July 18, 2018, the Company completed a $2,000,000 private placement of common stock and warrants with an accredited investor. The Company issued 3,900,000 shares of common stock, pre-funded warrants to purchase 4,100,000 shares of common stock, and warrants to purchase 8,000,000 shares of common stock, plus additional warrants to purchase shares of common stock that may become exercisable following the registration of the securities issued in the private placement.

On August 7, 2018, the Company repaid the $113k Note in full for a total payment of $151,536.

NOTE 15 – SUBSEQUENT EVENTS

On January 2, 2018, the Company entered into a securities purchase agreement for the sale of a $57,750 convertible note (the “$58k Note”). The transaction closed on January 3, 2018. The $58k Note included a $5,250 original issue discount and $2,500 fee for net proceeds of $50,000. The $58k Note has an interest rate of 10% and a default interest rate of 18% and matures on January 2, 2019. The $58k Note may be converted into common stock of the Company by the holder at any time after the issuance date, subject to a 4.99% beneficial ownership limitation, at a conversion price per share equal to 40% discount to the lowest bid or trading price of the Company’s common stock during the twenty (20) trading days prior to the conversion date. Upon an event of default caused by the Company’s failure to deliver shares upon a conversion pursuant to the terms of the Note, 200% of the outstanding principal and any interest due amount shall be immediately due. Upon an event of default caused by the Company’s breach of any other events of default specified in the Note, 150% of the outstanding principal and any interest due amount shall be immediately due.

On January 3, 2018, holders of a majority of the voting power of the outstanding capital stock of the Company, acting by written consented, authorized and approved an amendment to the Amended and Restated Articles of Incorporation of the Company increasing the amount of authorized shares of common stock to 500,000,000 shares from 230,000,000 shares. On February 5, 2018, the Company filed the amendment with the Secretary of State of Nevada to effect the increase.

On January 8, 2018, Michael Dent loaned $75,000 to the Company in the form of an unsecured promissory note. The note bears interest at 10% per annum and matures on January 9, 2019.

On January 8, 2018, the Company prepaid the balance on the $53k Note, including accrued interest, for the amount of $74,922.

On January 11, 2018, the Company sold 588,235 shares of common stock in a private placement transaction to an investor and received $50,000 in proceeds from the sale. The shares were issued at a share price of $0.085 per share. In connection with the stock sales, the Company also issued 588,235 five-year warrants to purchase shares of common stock at an exercise price of $0.15 per share.

On February 2, 2018, the Company entered into a securities purchase agreement for the sale of a $112,750 convertible note (the “$113k Note”). The transaction closed on February 8, 2018. The $113k Note included $12,750 fees for net proceeds of $100,000. The $113k Note has an interest rate of 10% and a default interest rate of 24% and matures on February 2, 2019. The $113k Note may be converted into common stock of the Company by the holder at any time after the issuance date, subject to a 4.99% beneficial ownership limitation, at a conversion price per share equal to 40% discount to the lowest bid or trading price of the Company’s common stock during the twenty (20) trading days prior to the conversion date. Upon an event of default caused by the Company’s failure to deliver shares upon a conversion pursuant to the terms of the Note, 200% of the outstanding principal and any interest due amount shall be immediately due. Upon an event of default caused by the Company’s breach of any other events of default specified in the Note, 150% of the outstanding principal and any interest due amount shall be immediately due.

On February 12, 2018, the Company issued a warrant to purchase 6,678,462 shares of common stock to Chief Executive Officer and Chairman Dr. Michael Dent as an inducement to (i) extend the maturity dates of up to $439,450 loaned by Dr. Dent to the Company in 2017 and 2018 in the form of unsecured promissory notes, including $75,000 loaned from Dr. Dent to the Company in January 2018 to allow the Company to retire an existing convertible promissory note payable to Power-up Lending Group Ltd. before such convertible promissory note became eligible for conversion, and (ii) provide continued loans to the Company. The warrant is immediately exercisable at an exercise price of $0.065 per share, subject to adjustment, and expires five years after the date of issuance.

On February 13, 2018, the Company entered into a securities purchase agreement for the sale of a $83,000 convertible note (the “$83k Note”). The transaction closed on February 21, 2018. The $83k Note included $8,000 fees for net proceeds of $75,000. The $83k Note has an interest rate of 10% and a default interest rate of 24% and matures on February 13, 2019. The $113k Note may be converted into common stock of the Company by the holder at any time after the issuance date, subject to a 4.99% beneficial ownership limitation, at a conversion price per share equal to 40% discount to the lowest bid or trading price of the Company’s common stock during the twenty (20) trading days prior to the conversion date. Upon an event of default, 200% of the outstanding principal and any interest due amount shall be immediately due.

On February 28, 2018, the Company sold 2,352,942 shares of common stock in private placement transactions to two investors and received $200,000 in proceeds from the sale. The shares were issued at a share price of $0.085 per share. In connection with the stock sales, the Company also issued 1,764,706 five-year warrants to purchase shares of common stock at an exercise price of $0.15 per share.

On March 5, 2018, the Company entered into a securities purchase agreement for the sale of a $105,000 convertible note (the “$105k Note”). The transaction closed on March 12, 2018. The $105k Note included $5,000 fees for net proceeds of $100,000. The $105k Note has an interest rate of 10% and a default interest rate of 24% and matures on March 5, 2019. The $113k Note may be converted into common stock of the Company by the holder at any time after the issuance date, subject to a 9.9% beneficial ownership limitation, at a conversion price per share equal to 40% discount to the lowest bid or trading price of the Company’s common stock during the twenty (20) trading days prior to the conversion date. Upon an event of default, 110-150% of the outstanding principal and any interest due amount shall be immediately due, depending on the nature of the breach.

On March 5, 2018, the Company prepaid the balance on the $35k Note, including accrued interest, for the amount of $49,502.

On March 13, 2018, the Company prepaid the balance on the $55k Note, including accrued interest, for the amount of $85,258.